Equity (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands										1 Months Ended
	May 12, 2020 ILS (₪) shares	May 12, 2020 $ / shares	Jan. 07, 2020 ILS (₪) shares	Jan. 07, 2020 $ / shares	May 20, 2019 $ / shares shares	Feb. 12, 2019 ILS (₪) shares	Feb. 12, 2019 ILS (₪) $ / shares	Sep. 07, 2017 ILS (₪) shares	Sep. 07, 2017 USD ($) $ / shares shares	Feb. 28, 2019 ILS (₪) $ / shares	Jan. 31, 2018 ILS (₪) shares	Jan. 31, 2018 USD ($) $ / shares shares	May 16, 2016 shares	Feb. 29, 2016 ILS (₪) ₪ / shares shares	Dec. 31, 2020 shares
Equity (Details) [Line Items]
Treasury shares (in Shares) | shares															2,641,693
Private placement of shares and warrants														₪ 8,000
Issued ordinary shares (in Shares) | shares														5,783,437
Unlisted warrants exercisable (in Shares) | shares														1,927,801
Warrants exercisable term														12 months
Warrant exercise price | (per share)							$ 7.5							₪ 2.1
Private placement allotted shares (in Shares) | shares													287,769
Unlisted warrants (in Shares) | shares													95,923
Gross proceeds	₪ 5,204		₪ 10,410
Issuance costs								₪ 13,970
Fair value of the warrants										₪ 3,672
Gross proceeds											₪ 1,755
Net of issuance cost	₪ 4,591		9,194
Fair value of warrants											₪ 2,113
Warrants exercise (in Shares) | shares	534,160
Warrants per ADS (in Dollars per share) | $ / shares		$ 2.75								₪ 2.75
Exercise price per ADS (in Dollars per share) | $ / shares					$ 0.01					₪ 7.5
Warrant [Member]
Equity (Details) [Line Items]
Net of issuance cost	₪ 613
Accredited Investors [Member]
Equity (Details) [Line Items]
Warrant exercise price | $ / shares									$ 10.125
Aggregate of ADSs (in Shares) | shares								531,136	531,136
Aggregate of unregistered warrants (in Shares) | shares								265,568	265,568
Warrants to purchase ADSs (in Shares) | shares								265,568	265,568
Registered direct offering per ADS (in Dollars per share) | $ / shares									$ 8.10
Gross proceeds								₪ 15,214
Amount of consideration related to ADSs								11,695
Fair value of the warrants								2,481
Issuance cost of warrants have been recognized as finance expenses								₪ 204
Warrants exercisable, description								12.07	12.07
Placement agent fees and expenses (in Dollars) | $									$ 140
Issued unregistered placement agent warrants to purchase ADSs (in Shares) | shares								7,492	7,492
Institutional Investors [Member]
Equity (Details) [Line Items]
Warrant exercise price | $ / shares												$ 10.31
Aggregate of ADSs (in Shares) | shares											484,848	484,848
Aggregate of unregistered warrants (in Shares) | shares											266,667	266,667
Warrants to purchase ADSs (in Shares) | shares					672,264	650,070					266,667	266,667
Registered direct offering per ADS (in Dollars per share) | $ / shares												$ 8.25
Gross proceeds						₪ 25,422
Issuance costs						20,796
Amount of consideration related to ADSs						13,505					₪ 10,024
Fair value of the warrants						₪ 8,999	$ 8,999
Issuance cost of warrants have been recognized as finance expenses											₪ 272
Warrants exercisable, description											12.00	12.00
Placement agent fees and expenses (in Dollars) | $												$ 323
Issued unregistered placement agent warrants to purchase ADSs (in Shares) | shares											24,242	24,242
Gross proceeds											₪ 13,620
Net of issuance cost			₪ 1,216								₪ 11,865
Description of sale of stock units						the Company sold to certain institutional investors an aggregate of 1,889,000 units, each consisting of (i) one ADS, and (ii) one warrant to purchase one ADS, at a public offering price of $1.50 per unit ($7.5 after split), and (b) 2,444,650 pre-funded units, each consisting of (i) one prefunded warrant to purchase one ADS, and (ii) one warrant, at a public offering price of $1.49 per Pre-funded unit. In connection with the offering, the company granted the underwriters a 45-day option to purchase up to an additional 650,070 ADSs and/or 650,070 warrants to purchase up to an additional 650,070 ADSs.
Option to purchase ADSs shares (in Shares) | shares						350,000
Issued ADSs upon exercise of pre-funded warrants (in Shares) | shares						2,444,650
Share-based awards granted						₪ 4,626
Warrants exercise (in Shares) | shares					672,264
Underwriters [Member]
Equity (Details) [Line Items]
Warrant exercise price | $ / shares				$ 3			$ 1.5
Warrants to purchase ADSs (in Shares) | shares			1,000,000			109,642
Warrants exercisable, description						five